Commitments and Contingent Liabilities	12 Months Ended
Jun. 30, 2022
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingent Liabilities
Note 25 – Commitments and Contingent Liabilities
Legal Proceedings
Any material legal proceedings have been provided for as at June 30, 2022, 2021 and June 30, 2020. Legal proceedings were related to product matters and have since been settled within the amounts provided for. Any differences are immaterial.

Contingent liabilities
The Group did not have any contingent liabilities as of June 30, 2022.
Contractual Commitments
The Group did not have any commitments as of June 30, 2022, 2021 or June 30, 2020.